ESTIMATION OF FAIR VALUE - Reconciliation Level 3 of the fair value hierarchy - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Additions	$ 1,199
Banco de Bogota S.A.
Disclosure of fair value measurement of assets [line items]
Additions	147,790	$ 466,210
Sales/redemptions		$ 39,348
Banco de Bogota S.A. | BAC Holding International Corp
Disclosure of fair value measurement of assets [line items]
Percentage of shares sold		4.10%
Banco de Occidente S.A.
Disclosure of fair value measurement of assets [line items]
Additions	58,295	$ 60,947
Sales/redemptions		37,970
Banco Popular S.A.
Disclosure of fair value measurement of assets [line items]
Additions	106,320	249,732
Sales/redemptions		6,602
Banco AV Villas S A
Disclosure of fair value measurement of assets [line items]
Additions	11,815	53,829
Sales/redemptions		2,730
BAC Holding International Corp
Disclosure of fair value measurement of assets [line items]
Sales/redemptions		519,964
Promigas S.A. E.S.P.
Disclosure of fair value measurement of assets [line items]
Additions	1,876
Equity securities | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Additions	326,096	830,718	$ 918,046
Sales/redemptions	$ 1,199	$ 606,614	$ 13,062